Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Reconciliation of net income to net income available to common shareholders

	Years Ended December 31,
	2018	2017	2016
Net Income	$7,207,221	$5,918,340	$5,924,656
Preferred Stock Dividends	—	—	(422,889)
Gain on Redemption of Preferred Stock	—	—	660,000
Net Income Available to Common Shareholders	$7,207,221	$5,918,340	$6,161,767

The following tables show the effect of dilutive options on the Company’s net income per common share
f period end.

(1)	Significant Accounting Policies, Continued

The following table provides a reconciliation of net income to net income available to common shareholders.

	Years Ended December 31,
	2018	2017	2016
Net Income	$7,207,221	$5,918,340	$5,924,656
Preferred Stock Dividends	—	—	(422,889)
Gain on Redemption of Preferred Stock	—	—	660,000
Net Income Available to Common Shareholders	$7,207,221	$5,918,340	$6,161,767

The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2018
	Income	Shares	Per Share
Basic EPS	$7,207,221	2,953,446	$2.44
Effect of Dilutive Securities:
Senior Convertible Debentures	362,640	303,200	(0.12)
Diluted EPS	$7,569,861	3,256,646	$2.32

	Year Ended December 31, 2017
	Income	Shares	Per Share
Basic EPS	$5,918,340	2,945,918	$2.01
Effect of Dilutive Securities:
Stock Options	—	951	—
Senior Convertible Debentures	301,339	303,200	(0.10)
Diluted EPS	$6,219,679	3,250,069	$1.91

	Year Ended December 31, 2016
	Income	Shares	Per Share
Basic EPS	$6,161,767	2,944,001	$2.09
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.10)
Unvested Restricted Stock	—	371	$—
Diluted EPS	$6,463,533	3,248,572	$1.99

There were no remaining stock options outstanding as of December 31, 2018; and therefore, no dilutive options in the calculation of diluted EPS for that period. The average market price used in calculating the assumed number of dilutive shares issued for the years ended December 31, 2017 and 2016 was $29.05 and $23.02, respectively. Although the average stock price for the year ended December 31, 2016 exceeded the exercise price of some options outstanding, after factoring in the unrecognized compensation cost of the stock options, they were no longer considered dilutive.